Label	Element	Value
PNC LARGE CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000778202_SupplementTextBlock

Important Notice Regarding Change in Investment Policy

Supplement dated January 9, 2017 to

PNC Funds Prospectus and

PNC Large Cap Growth Fund Summary Prospectus,

each dated September 28, 2016, as supplemented

PNC Large Cap Growth Fund (the “Fund”)

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and summary prospectus and should be read in conjunction with those documents.

Effective March 31, 2017, the following changes will become effective:

1)             The Fund’s name will become “PNC Multi-Factor Large Cap Growth Fund.”

Risk/Return [Heading]	rr_RiskReturnHeading	PNC LARGE CAP GROWTH FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

3)             The rate of the Fund’s management fee will be reduced to 0.55% of the Fund’s average daily net assets and the Fund will be subject to the reduced expense limitation agreement shown below.  Accordingly, the Fund’s Annual Fund Operating Expenses table in the Fund’s Summary Prospectus and Prospectus will be revised as follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect fees effective March 31, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C or Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

2)             The Fund’s “Principal Investment Strategies” will be revised to read as follows:

The Fund primarily invests in a diversified portfolio of growth-oriented domestic equity securities of large-cap companies, such as companies with accelerated earnings growth rates.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large-cap companies. For purposes of its 80% policy, the Fund defines a large-cap company as one whose market capitalization falls within the market capitalization range of companies represented in the Russell 1000® Growth Index. As of September 30, 2016, companies in the Russell 1000® Growth Index ranged in market capitalization from $675.6 million to $603.3 billion.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy. The Fund may also invest in foreign stocks in keeping with the Fund’s objective.

PNC Capital Advisors, LLC (the “Adviser”) employs a systematic multi-factor process to identify companies that the Adviser believes have the potential to produce earnings in excess of market expectations.  The Adviser evaluates issuers and selects investments based on a variety of quantitative measures, referred to as “factors.”   The Fund’s multi-factor quantitative process uses quality factors, such as a company’s stability of earnings; momentum factors, such as movements in both price and earnings and earnings surprises; and value factors, such as price to earnings, price to book, and price to cash flow ratios.

Consistent with its multi-factor orientation, the Adviser’s stock selection process for the Fund is expected to result in investments in companies with growth characteristics.  The Fund’s investment weighting in any one sector will change over time based on how the multi-factor process assesses each sector’s relative attractiveness.  The Fund does not apply any sector-based limits on its portfolio and the Adviser’s process may result in the Fund being invested significantly in one or more sectors.

The Fund will normally invest primarily in securities of U.S. companies.  The equity securities in which the Fund may invest include common stock, American Depositary Receipts, preferred stock, warrants and rights.

The Adviser expects to re-balance the Fund quarterly and the Adviser may actively trade the Fund’s portfolio securities based on its multi-factor process in an attempt to achieve its investment objective.  Active trading will cause the Fund to have an increased portfolio turnover rate, which may generate short-term gains for its shareholders, which are taxed at a higher rate than long-term gains.  Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

4)             The Fund will be subject to the following revised principal investment risk:

Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions. Investment models, such as quantitative and algorithmic models, may prove to be unsuccessful and may not perform as expected for a variety of reasons. For example, human judgment plays a role in building, utilizing, testing and modifying the financial algorithms and formulas used in these models. In addition, the data, which is typically supplied by third parties, can be imprecise or become stale due to new events or changing circumstances. The success of models or factor-driven processes that are predictive in nature is dependent largely upon the accuracy, predictive value and reliability of the supplied data, including historical data.  Certain low probability events or factors that are assigned little weight may occur or prove to be more likely or more relevant than expected, for short or extended periods of time. Market performance can be affected by non-quantitative factors (for example, investor fear or over-reaction or other emotional considerations) that are not easily integrated into quantitative analysis. Investment models also involve the risk that construction and implementation (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have adversely impacted the Fund. Investment models may use simplifying assumptions that can limit their effectiveness.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please contact PNC Funds at 1-800-622-FUND (3863) for more information. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
PNC LARGE CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 642
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	895
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,167
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,943
PNC LARGE CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	999
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,192
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	999
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,192
PNC LARGE CAP GROWTH FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	470
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,074

[1]	Restated to reflect fees effective March 31, 2017.
[2]	The Fund may reimburse expenses incurred by PNC Funds Distributor, LLC (the "Underwriter") up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees (the "Board") has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through March 31, 2018, at which time the Board will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.
[3]	The Fund's investment adviser (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.95%, 1.65% and 0.65% for Class A, Class C and Class I Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through March 31, 2018, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.